BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Footnote (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 145.3	$ 134.3
Financial liabilities	700.4	841.0
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	827.8	1,002.8
Other tax liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	73.7	73.6
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	43.7	68.2
Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10.0	20.0
Prepaid expenses and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	257.5	200.0
Other tax receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	57.9	39.0
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	54.3	22.3
Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0.0	$ 4.4